Intangible Assets (Including Goodwill) - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 422	€ 422	€ 403	€ 457
P&ARP [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 415	415
Cash flow projected period	7 years
Carrying value	€ 1,354	1,354
Recoverable value	€ 1,716	€ 1,716
Increase discount rate		2.25%
Decrease in the perpetual growth		4.00%
Automotive Body Sheet lower shipments		45.00%
P&ARP [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate, cash flows projections	0.00%	0.00%
Discount rate, cash flows projections	10.00%	10.00%
P&ARP [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate, cash flows projections	1.50%	1.50%
Discount rate, cash flows projections	12.00%	12.00%
A&T [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 5	€ 5
AS&I [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 2	€ 2